Consolidated Statements of Comprehensive Loss $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-term Investments and Receivables, Net	$ 6,326	$ 6,157
Net income	4,775	595	$ 4,404
Other comprehensive income (loss), net of tax
Unrealized losses on investments	(67)	(46)	(4)
Cumulative translation adjustments	(225)	900	(644)
Pension and other postretirement benefit plans	(40)	391	(620)
Derivative instruments	75	(14)	113
Total other comprehensive income (loss)	(257)	1,231	(1,155)
Comprehensive income	4,518	1,826	3,249
Comprehensive income attributable to noncontrolling interests, net of tax	97	172	83
Comprehensive income attributable to The Dow Chemical Company	4,421	1,654	3,166
The Dow Chemical Company [Domain]
Long-term Investments and Receivables, Net	6,326	6,157
Net income	4,775	595	4,404
Other comprehensive income (loss), net of tax
Unrealized losses on investments	(67)	(46)	(4)
Cumulative translation adjustments	(225)	900	(644)
Pension and other postretirement benefit plans	(40)	391	(620)
Derivative instruments	75	(14)	113
Total other comprehensive income (loss)	(257)	1,231	(1,155)
Comprehensive income	4,518	1,826	3,249
Comprehensive income attributable to noncontrolling interests, net of tax	97	172	83
Comprehensive income attributable to The Dow Chemical Company	$ 4,421	$ 1,654	$ 3,166